Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 72.3%
Communication Services — 11.5%
Diversified Telecommunication Services — 0.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,000,000	$3,013,340 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	6,000,000	2,176,066 *(a)(c)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,000,000	859,050 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,000,000	869,937 (a)
Total Diversified Telecommunication Services				6,918,393
Entertainment — 1.2%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	7,160,000	3,239,900 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	4,780,000	4,138,476 (a)(b)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,000,000	2,078,898 (a)(b)
Total Entertainment				9,457,274
Media — 8.0%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	3,610,000	3,807,196 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,000,000	4,628,084 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	5,000,000	5,114,949 (b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	3,590,000	3,490,695 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	7,230,000	7,224,809 (a)(b)
Discovery Communications LLC, Senior Notes	5.000%	9/20/37	5,000,000	4,293,550 (b)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	4,500,000	4,425,454 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,059,077 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,198,500	6,824,238 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	3,183,257	3,284,246 (b)(d)
EW Scripps Co., Senior Secured Notes	9.875%	8/15/30	2,000,000	1,879,126 (a)(b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	2,500,000	2,389,675 (a)(b)
Gray Media Inc., Secured Notes	9.625%	7/15/32	1,280,000	1,308,817 (a)(b)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	1,910,000	1,332,351
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	1,900,000	1,715,959 (a)(b)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	7,967,942	8,914,136 (a)(b)(d)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	970,000	1,034,512 (a)(b)
Total Media				62,726,874
Wireless Telecommunication Services — 1.4%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	12,780,000	10,755,253 (a)(b)

Total Communication Services				89,857,794
Consumer Discretionary — 13.1%
Automobile Components — 2.8%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	3,310,000	3,337,872 (a)(e)
Carbon Revolution Ltd., Senior Secured Notes	8.500%	5/15/27	3,187,652	3,191,637 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	3,485,000	3,654,381 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	2,000,000	2,029,220 (a)(b)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	545,000	532,260 (a)(b)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,980,000	1,967,757 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	7,325,000	$7,018,059 (a)(b)
Total Automobile Components				21,731,186
Automobiles — 1.6%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	2,000,000	1,959,992 (a)(b)
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,024,734 (b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	10,640,000	9,230,200 (a)(b)
Total Automobiles				12,214,926
Broadline Retail — 0.5%
QVC Inc., Senior Secured Notes	4.375%	9/1/28	6,670,000	3,868,600
Hotels, Restaurants & Leisure — 2.4%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	10,059,000	9,344,900 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	2,040,000	2,046,712 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	2,500,000 GBP	3,548,101 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	720,000	734,685 (a)(b)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	3,002,024 (a)
Total Hotels, Restaurants & Leisure				18,676,422
Household Durables — 1.1%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	2,500,000	2,650,590 (a)(b)
Newell Brands Inc., Senior Notes	7.000%	4/1/46	4,500,000	3,972,205 (b)
TopBuild Corp., Senior Notes	5.625%	1/31/34	2,200,000	2,193,554 (a)(b)
Total Household Durables				8,816,349
Specialty Retail — 4.4%
Bath & Body Works Inc., Senior Notes	6.750%	7/1/36	3,250,000	3,349,132 (b)
Bath & Body Works Inc., Senior Notes	7.600%	7/15/37	4,275,000	4,423,637 (b)
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	6,500,000	6,374,586 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	8,500,000	8,974,810 (a)(b)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,000,000	840,000 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	8,515,000	7,879,857 (a)(b)
Staples Inc., Secured Notes	12.750%	1/15/30	1,315,228	1,062,437 (a)(b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,000,000	1,976,628 (a)(b)
Total Specialty Retail				34,881,087
Textiles, Apparel & Luxury Goods — 0.3%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	3,832,000	1,992,640 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	143,700	52,450 (a)
Total Textiles, Apparel & Luxury Goods				2,045,090

Total Consumer Discretionary				102,233,660
Consumer Staples — 1.3%
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, Senior Secured Notes	7.375%	8/31/32	640,000 GBP	879,093 (a)
Food Products — 0.9%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	3,500,000	3,597,377 (a)(b)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	3,500,000	3,534,636 (a)(b)
Total Food Products				7,132,013
Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	2,000,000	2,121,400 (a)(b)

Total Consumer Staples				10,132,506
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 11.6%
Energy Equipment & Services — 1.3%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	2,610,000	$2,432,703 (a)(b)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	7,600,000	7,977,410 (a)(b)
Total Energy Equipment & Services				10,410,113
Oil, Gas & Consumable Fuels — 10.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	362,000	362,420 (a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,000,000	1,052,414 (a)(b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	2,674,000	2,778,064 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	3,000,000	2,981,335 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	3,790,000	3,843,316 (a)(b)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	6,645,000	6,641,438 (b)(f)(g)
EQT Corp., Senior Notes	6.500%	7/15/48	3,000,000	3,127,730
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	4,474,324	4,407,209 (a)(g)(h)(i)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,000,000	1,017,569 (a)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	2,500,000	2,491,671 (a)(e)
Occidental Petroleum Corp., Senior Notes	7.500%	11/1/96	8,610,000	9,539,010
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	6.000%	2/15/28	2,000,000	1,989,380 (b)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	1,000,000	1,016,257 (a)(b)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	1,294,000	1,408,536 (a)(b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	1,000,000	1,019,370 (a)(b)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.583%	10/30/25	7,000,000	7,021,203 (f)(g)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	9,300,000	9,941,105 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	5,822,000	5,917,219 (a)(b)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,000,000	5,253,377 (a)(b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	4,510,000	4,912,960 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	2,125,000	2,399,833 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,180,000	1,254,106 (a)(b)
Total Oil, Gas & Consumable Fuels				80,375,522

Total Energy				90,785,635
Financials — 5.9%
Capital Markets — 0.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,200,000	2,066,757 (a)(j)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	3,000,000	3,157,284 (a)(b)
Total Capital Markets				5,224,041
Consumer Finance — 1.2%
Navient Corp., Senior Notes	5.500%	3/15/29	10,000,000	9,811,002 (b)
Financial Services — 2.7%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	3,000,000	3,184,917 (a)(b)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	4,000,000	4,010,376 (a)(b)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	5,000,000	4,925,600 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,000,000	914,014 (a)(b)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	1,641,664	1,563,974 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	6,500,000	$6,607,074 (a)(b)
Total Financial Services				21,205,955
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,170,000	2,266,457 (a)(b)
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	820,000	862,535 (a)(b)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	7,000,000	6,874,777 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				7,737,312

Total Financials				46,244,767
Health Care — 6.7%
Health Care Providers & Services — 4.2%
Akumin Inc., Senior Secured Notes	8.000%	8/1/28	6,982,000	6,222,547 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	13,930,000	11,087,166 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	3,000,000	2,596,375 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,030,000	3,212,851 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	2,150,000	2,205,362 (a)(b)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	3,000,000	3,252,564 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,500,000	2,628,170 (a)(b)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	1,883,000	1,647,625 (a)
Total Health Care Providers & Services				32,852,660
Health Care Technology — 0.2%
Claritev Corp., Senior Secured Notes	6.750%	3/31/31	1,940,610	1,508,825 (a)(b)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	223,925	195,707 (a)(b)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	351,282	367,839 (a)(b)(d)
Total Health Care Technology				2,072,371
Pharmaceuticals — 2.3%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,920,000	2,995,459 (a)(b)
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	5,000,000	4,461,576 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	7,616,000	5,953,619 (a)(b)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,000,000	2,095,870 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,000,000	2,241,540
Total Pharmaceuticals				17,748,064

Total Health Care				52,673,095
Industrials — 11.9%
Commercial Services & Supplies — 2.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,359,000	3,551,209 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	4,100,000	4,513,866 (b)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	3,830,000	3,823,479 (a)(b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	3,500,000	3,590,265 (a)(b)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	4,075,500	417,739 (a)
Total Commercial Services & Supplies				15,896,558
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 2.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,900,000	$1,960,207 (a)(b)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	3,000,000	3,149,310 (a)(b)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	9,921,000	11,120,267 (a)(b)
Total Construction & Engineering				16,229,784
Ground Transportation — 1.1%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	8,250,000	7,718,351 (a)(b)
RXO Inc., Senior Notes	7.500%	11/15/27	1,000,000	1,017,692 (a)(b)
Total Ground Transportation				8,736,043
Machinery — 2.2%
Chart Industries Inc., Senior Secured Notes	7.500%	1/1/30	3,000,000	3,125,955 (a)(b)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	7,690,000	7,978,913 (a)(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	5,230,000	5,240,654 (b)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	1,000,000	997,229 (a)(b)
Total Machinery				17,342,751
Marine Transportation — 0.7%
Stena International SA, Senior Secured Notes	7.625%	2/15/31	5,000,000	5,154,560 (a)(b)
Passenger Airlines — 2.0%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	3,500,000	3,653,223 (a)(b)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	4,250,000	4,314,289 (a)(b)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	1,000,000	1,041,700 (a)(b)
RJET 2023-1 A	8.000%	6/15/30	4,437,500	4,629,147 (h)(i)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	4,349,753	1,851,342 *(a)(b)(c)
Total Passenger Airlines				15,489,701
Trading Companies & Distributors — 0.2%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	1,420,000	1,476,148 (a)(b)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	420,000	438,773 (a)(b)
Total Trading Companies & Distributors				1,914,921
Transportation Infrastructure — 1.6%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	3,000,000 GBP	4,021,964 (k)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	8,500,000	8,606,505 (a)(b)
Total Transportation Infrastructure				12,628,469

Total Industrials				93,392,787
Information Technology — 4.5%
Communications Equipment — 2.0%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	2,000,000	2,071,452 (a)(b)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	7,589,000	7,535,887 (a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,000,000	2,105,310 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,875,000	1,761,843 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,000,000	1,993,623 (a)(b)
Total Communications Equipment				15,468,115
IT Services — 0.9%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	1,700,000	1,757,807 (a)(b)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	3,210,000	3,293,874 (a)(b)
Sabre GLBL Inc., Senior Secured Notes	11.125%	7/15/30	2,000,000	1,939,400 (a)(b)
Total IT Services				6,991,081
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — 1.3%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	8,164,000	$7,819,724
NCR Voyix Corp., Senior Notes	5.125%	4/15/29	3,000,000	2,955,331 (a)(b)
Total Software				10,775,055
Technology Hardware, Storage & Peripherals — 0.3%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	1,500,000	1,497,177 (a)(b)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/ Valassis Direct, Secured Notes	13.000%	12/15/30	676,658	828,906 (a)(b)
Total Technology Hardware, Storage & Peripherals				2,326,083

Total Information Technology				35,560,334
Materials — 1.6%
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,500,000	2,642,332 (a)(b)
Containers & Packaging — 0.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,073,814	32,214 (a)(d)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,000,000	771,280 (a)
Total Containers & Packaging				803,494
Metals & Mining — 1.1%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,550,000	2,705,741 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,000,000	2,104,026 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,420,000	2,558,199 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,380,000	1,427,773 (a)
Total Metals & Mining				8,795,739

Total Materials				12,241,565
Real Estate — 2.4%
Diversified REITs — 1.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	7,000,000	6,787,954 (b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	2,500,000	2,088,348 (b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	900,000	956,994 (a)(b)
Total Diversified REITs				9,833,296
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,170,000	1,190,568 (a)(b)
Hotel & Resort REITs — 0.5%
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	3,500,000	3,729,142 (a)(b)
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	534,934	32,096 (d)(k)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	434,618	8,692 (d)(k)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	571,519	11,431 (d)(k)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	786,962	5,902 (f)(k)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	213,422	3,735 (d)(k)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	3,500,000	297,500 *(k)(l)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	1,000,000	1,068,112 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	2,170,000	$2,203,410 (a)(b)
Total Real Estate Management & Development				3,630,878

Total Real Estate				18,383,884
Utilities — 1.8%
Electric Utilities — 0.9%
NRG Energy Inc., Senior Notes	6.000%	1/15/36	6,180,000	6,184,750 (a)(e)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,210,000	1,233,898 (a)
Total Electric Utilities				7,418,648
Independent Power and Renewable Electricity Producers — 0.9%
AES Andes SA, Senior Notes	6.250%	3/14/32	300,000	314,452 (a)
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	1,500,000	1,589,162 (a)(b)
Saavi Energia Sarl, Senior Notes	8.875%	2/10/35	1,800,000	1,939,410 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	2,850,000	2,845,235 (b)
Total Independent Power and Renewable Electricity Producers				6,688,259

Total Utilities				14,106,907
Total Corporate Bonds & Notes (Cost — $554,690,256)				565,612,934
Collateralized Mortgage Obligations(m) — 23.9%
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.498%	12/15/36	2,700,000	2,509,313 (a)(g)
BANK, 2021-BN35 H	1.767%	6/15/64	9,451,000	3,663,803 (a)(g)
BANK, 2021-BN35 K	1.767%	6/15/64	21,846,154	7,760,449 (a)(g)
Benchmark Mortgage Trust, 2021-B27 F	2.250%	7/15/54	5,000,000	2,883,312 (a)(g)
Benchmark Mortgage Trust, 2021-B27 G	2.250%	7/15/54	5,000,000	2,302,918 (a)(g)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	9.765%	8/15/38	15,903,970	3,175,010 (a)(g)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	3,000,000	2,519,423 (a)(g)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.796%	4/15/34	4,000,000	3,850,822 (a)(g)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	4,570,000	4,678,373 (a)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	174,954,256	1,669,396 (a)(g)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	2,439,000	1,743,714 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	551,360	533,929 (a)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	10.515%	7/15/38	7,860,000	1,313 (a)(g)
Easy Street Mortgage Loan Trust, 2025-RTL1 A2	8.299%	5/25/40	2,990,000	3,021,644 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 2021-MN2 B1 (30 Day Average SOFR + 5.500%)	9.856%	7/25/41	2,500,000	2,520,428 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	9.721%	1/25/50	2,225,000	2,479,762 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	9.271%	2/25/50	7,250,000	7,930,626 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	10.006%	12/25/50	5,000,000	5,769,569 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	9.106%	1/25/51	6,000,000	6,654,276 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B2 (30 Day Average SOFR + 6.000%)	10.356%	8/25/33	6,000,000	7,361,280 (a)(g)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.606%	10/25/33	5,000,000	$6,175,561 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.856%	1/25/34	6,700,000	7,977,050 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	11.856%	10/25/41	6,590,000	6,921,926 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	2.153%	8/25/57	9,337,124	2,850,685 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	5,000,000	4,640,312 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.221%	5/25/43	4,678,846	5,610,559 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.821%	1/25/48	3,460,000	4,127,323 (a)(g)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.755%	7/25/31	3,423,590	3,301,879 (a)(g)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	8.069%	10/15/42	3,500,000	3,491,250 (a)(e)
GS Mortgage Securities Corp., 2024-70P HRR	10.333%	3/10/41	17,680,000	17,813,259 (a)(g)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.897%	11/15/32	5,000,000	4,979,392 (a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT GFX	5.542%	7/5/33	4,000,000	399,000 (a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	11.765%	6/15/26	10,000,000	2,170,040 (a)(g)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	8.220%	8/15/38	5,951,129	5,860,288 (a)(g)
MIRA Trust, 2023-MILE HRR	9.300%	6/10/38	13,750,000	13,903,643 (a)
Morgan Stanley Capital I Trust, 2021-L6 F	2.250%	6/15/54	7,195,000	4,260,627 (a)(g)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	13.221%	10/25/49	2,000,000	2,055,524 (a)(g)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.971%	3/25/50	2,500,000	2,597,916 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.758%	1/15/39	2,500,000	1,603,968 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	9.343%	3/15/35	3,750,000	3,736,201 (a)(g)
New Residential Mortgage Loan Trust, 2017-2A B5	5.198%	3/25/57	2,819,938	2,587,250 (a)(g)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	4,230,364	4,240,726 (a)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	4,050,000	2,599,908 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $215,801,112)				186,933,647
			Face Amount†/ Units
Asset-Backed Securities — 22.7%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	9.031%	4/20/37	1,150,000	1,151,981 (a)(b)(g)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.725%	1/20/35	380,000	378,070 (a)(g)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.975%	1/21/35	1,530,000	1,471,659 (a)(g)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.703%	10/22/37	2,220,000	2,227,768 (a)(g)
AMMC CLO Ltd., 2020-23A D2R3 (3 mo. Term SOFR + 4.900%)	9.222%	7/17/38	1,500,000	1,538,595 (a)(g)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.825%	1/20/35	1,890,000	1,895,502 (a)(b)(g)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.982%	10/20/34	1,460,000	1,476,727 (a)(g)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.645%	4/20/35	2,640,000	2,653,463 (a)(b)(g)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Apidos CLO Ltd., 2023-44A FR (3 mo. Term SOFR + 7.230%)	11.544%	10/26/37	500,000	$485,980 (a)(g)
Apidos CLO Ltd., 2023-46A SUB	12.636%	10/24/36	3,500,000	2,850,633 (a)(g)(n)
Apidos Loan Fund Ltd., 2024-1A ER (3 mo. Term SOFR + 4.750%)	8.877%	10/25/38	1,750,000	1,736,418 (a)(g)
Avis Budget Rental Car Funding AESOP LLC, 2023-5A D	7.350%	4/20/28	2,000,000	2,036,400 (a)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	1,320,000	1,360,847 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	840,000	859,834 (a)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.475%	10/20/35	2,620,000	2,639,633 (a)(b)(g)
Balboa Bay Loan Funding Ltd., 2023-1A D2RR (3 mo. Term SOFR + 4.250%)	8.575%	4/20/36	2,250,000	2,260,996 (a)(g)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.075%	1/20/38	1,630,000	1,651,011 (a)(b)(g)
Balboa Bay Loan Funding Ltd., 2024-2A F (3 mo. Term SOFR + 7.800%)	12.125%	1/20/38	200,000	197,002 (a)(g)
Bayview Opportunity Master Fund LLC, 2025-EDU1 D (30 Day Average SOFR + 2.250%)	6.583%	7/27/48	1,930,000	1,930,000 (a)(g)(h)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	2,270,000	2,275,443 (a)(g)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. Term SOFR + 7.122%)	11.440%	7/25/34	7,000,000	6,946,848 (a)(b)(g)
BlueMountain Fuji US CLO Ltd., 2017-2A D (3 mo. Term SOFR + 6.412%)	10.737%	10/20/30	5,350,000	5,107,395 (a)(g)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.675%	10/20/37	2,070,000	2,122,848 (a)(g)
Dryden CLO Ltd., 2021-95A SUB	25.931%	8/20/34	6,870,000	3,100,823 (a)(g)(n)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.775%	1/20/38	4,400,000	4,432,949 (a)(g)
Elmwood CLO Ltd., 2019-2A SUB	46.641%	4/20/34	4,600,000	2,255,782 (a)(g)(n)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	11.709%	10/15/34	3,000,000	2,899,980 (a)(b)(g)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.825%	4/20/34	1,380,000	1,374,144 (a)(b)(g)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.825%	4/20/35	820,000	807,813 (a)(b)(g)
GoldenTree Loan Management US CLO Ltd., 2020-8A FR (3 mo. Term SOFR + 8.312%)	12.637%	10/20/34	7,000,000	6,961,490 (a)(g)
Greywolf CLO Ltd., 2015-1A DR (3 mo. Term SOFR + 6.112%)	10.430%	1/27/31	6,250,000	6,290,480 (a)(b)(g)
Greywolf CLO Ltd., 2018-1A D (3 mo. Term SOFR + 6.012%)	10.325%	4/26/31	3,000,000	3,021,811 (a)(b)(g)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.055%	10/20/37	2,930,000	2,918,406 (a)(g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.175%	1/20/37	2,015,000	2,009,006 (a)(g)
Hayfin US Ltd., 2021-14A E (3 mo. Term SOFR + 7.442%)	11.767%	7/20/34	7,000,000	7,044,568 (a)(b)(g)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	559,477	492,591 (a)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.889%	3/21/33	945,770	950,200 (a)(g)
Huntington Bank Auto Credit-Linked Notes, 2025-2 D (30 Day Average SOFR + 3.250%)	7.639%	9/20/33	804,439	805,958 (a)(g)
LCM Ltd., 33A E (3 mo. Term SOFR + 6.612%)	10.937%	7/20/34	3,000,000	2,774,366 (a)(b)(g)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	3,361,361	3,246,067 (a)
MACH Cayman Ltd., 2019-1 B	4.335%	10/15/39	106,902	105,893 (a)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	9.018%	1/25/38	2,750,000	2,734,381 (a)(g)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.782%	10/15/37	2,420,000	2,419,548 (a)(g)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.218%	1/25/37	1,650,000	1,632,405 (a)(g)
MAPS Trust, 2021-1A C	5.437%	6/15/46	20,858	20,867 (a)
Marathon CLO Ltd., 2019-1A C (3 mo. Term SOFR + 4.332%)	8.649%	4/15/32	4,625,000	4,636,669 (a)(b)(g)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.718%	10/18/35	2,680,000	2,669,031 (a)(g)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.918%	8/26/34	2,840,000	$2,832,958 (a)(b)(g)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.810%	3/29/38	27,730,208	2,534,596 (a)(g)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	3,420,000	3,480,118 (a)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.149%	10/15/34	3,750,000	3,764,250 (a)(b)(g)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.015%	1/20/38	1,020,000	1,040,903 (a)(g)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.772%	4/17/37	1,780,000	1,749,893 (a)(b)(g)
Point Broadband Funding LLC, 2025-1A C	8.156%	7/20/55	2,000,000	2,048,364 (a)
Renew, 2024-1A B	9.001%	11/20/59	927,075	937,565 (a)
Renew Financial, 2024-2A B	8.223%	11/20/60	1,970,815	1,984,437 (a)
Riserva CLO Ltd., 2016-3A FRR (3 mo. Term SOFR + 8.772%)	13.101%	1/18/34	2,500,000	2,344,922 (a)(g)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	9.140%	7/15/40	2,370,000	2,399,492 (a)(g)
Saratoga Investment Corp. CLO Ltd., 2013-1A (3 mo. Term SOFR + 10.262%)	0.010%	4/20/33	4,000,000	3,219,961
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	2,030,000	2,078,551 (a)
Sixth Street CLO Ltd., 2021-19A FR (3 mo. Term SOFR + 7.910%)	12.194%	7/17/38	450,000	449,994 (a)(g)
SMB Private Education Loan Trust, 2015-C R	13.900%	9/18/46	7,570	1,987,075 (a)(n)
Sound Point CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 7.122%)	11.447%	7/20/34	4,200,000	3,907,413 (a)(b)(g)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	3,510,717	3,173,225 (a)
Symphony CLO Ltd., 2019-21A ER (3 mo. Term SOFR + 6.862%)	11.179%	7/15/32	2,800,000	2,770,078 (a)(b)(g)
Symphony CLO Ltd., 2021-28A SUB	27.970%	10/23/50	6,045,000	2,380,665 (a)(g)(n)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	11.332%	10/13/32	3,500,000	3,431,076 (a)(g)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	8.049%	4/15/34	1,500,000	1,454,707 (a)(b)(g)
Voya CLO Ltd., 2018-2A E (3 mo. Term SOFR + 5.512%)	9.829%	7/15/31	6,750,000	6,483,816 (a)(g)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/38	2,840,000	2,863,770 (a)(b)(g)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	10.069%	10/24/37	1,430,000	1,453,429 (a)(b)(g)
Wind River CLO Ltd., 2021-4A E3 (3 mo. Term SOFR + 8.512%)	12.837%	1/20/35	3,000,000	2,767,101 (a)(g)
Wind River CLO Ltd., 2021-4A F (3 mo. Term SOFR + 6.522%)	10.847%	1/20/35	2,450,000	1,207,852 (a)(g)

Total Asset-Backed Securities (Cost — $199,788,117)				177,606,492
			Face Amount†
Senior Loans — 15.5%
Communication Services — 2.4%
Entertainment — 0.4%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	9.652%	2/10/27	4,683,832	3,358,307 (g)(o)(p)
Interactive Media & Services — 0.8%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	3,453,367	3,392,450 (g)(o)(p)
X Corp., Term Loan B3	9.500%	10/26/29	2,350,000	2,360,610 (o)(p)
Total Interactive Media & Services				5,753,060
Media — 1.2%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.502%	5/18/29	4,850,000	4,402,248 (g)(o)(p)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	10.129%	5/1/29	5,657,250	4,957,166 (g)(o)(p)
Total Media				9,359,414

Total Communication Services				18,470,781
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 2.9%
Automobile Components — 1.1%
ABC Technologies Inc., Term Loan B	—	1/2/40	3,830,000	$3,686,375 (h)(q)
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.278%	4/6/28	3,841,500	3,809,500 (g)(o)(p)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	3,862,599	1,404,344 (g)(o)(p)
Total Automobile Components				8,900,219
Diversified Consumer Services — 1.1%
Adtalem Global Education Inc., 2024 Second Repricing Term Loan (1 mo. Term SOFR + 2.750%)	6.913%	8/12/28	881,154	883,357 (g)(o)(p)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.803%	6/25/30	8,100,710	7,412,150 (g)(o)(p)
Total Diversified Consumer Services				8,295,507
Hotels, Restaurants & Leisure — 0.4%
Catawba Nation Gaming Authority, Initial Term Loan B (1 mo. Term SOFR + 4.750%)	8.913%	3/28/32	3,000,000	3,070,320 (g)(o)(p)
Specialty Retail — 0.3%
Empire Today IP LLC, Second Out Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	8/3/29	1,795,199	134,640 (g)(i)(o)(p)
Harbor Freight Tools USA Inc., Initial Term Loan	6.413%	6/11/31	1,741,206	1,712,824 (g)(o)(p)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 4.512%)	8.513%	4/15/28	657,904	623,026 (g)(o)(p)
Total Specialty Retail				2,470,490

Total Consumer Discretionary				22,736,536
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	1,462,236	1,463,640 (g)(o)(p)
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.528%	12/23/28	961,830	316,442 (g)(o)(p)

Total Consumer Staples				1,780,082
Financials — 2.8%
Financial Services — 1.3%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.002%	1/31/31	2,977,538	2,985,294 (g)(o)(p)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	9.594%	6/16/28	3,316,358	3,324,649 (g)(i)(o)(p)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.663%	7/31/31	3,908,657	3,903,869 (g)(o)(p)
Total Financial Services				10,213,812
Insurance — 1.5%
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	9.528%	1/20/29	5,000,000	4,797,575 (g)(o)(p)
Asurion LLC, Second Lien Term Loan B3 (1 mo. Term SOFR + 5.364%)	9.528%	1/31/28	5,000,000	4,881,250 (g)(o)(p)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.663%	7/31/31	1,554,453	1,554,212 (g)(o)(p)
Total Insurance				11,233,037

Total Financials				21,446,849
Health Care — 1.4%
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.227%	11/30/28	1,081,074	691,114 (g)(o)(p)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Team Services Group LLC, Incremental Term Loan (3 mo. Term SOFR + 5.250%)	9.558%	12/20/27	2,946,926	$2,945,084 (g)(o)(p)
Team Services Group LLC, Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	12/20/27	461,989	461,578 (g)(o)(p)
Total Health Care Providers & Services				4,097,776
Health Care Technology — 0.6%
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.058%	12/31/30	531,438	531,439 (g)(o)(p)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	9.170%	12/31/30	4,405,291	4,060,202 (g)(o)(p)
Total Health Care Technology				4,591,641
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.102%	10/1/27	2,327,781	2,295,192 (g)(o)(p)

Total Health Care				10,984,609
Industrials — 1.5%
Building Products — 0.5%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.513%	5/17/28	4,885,204	4,105,233 (g)(o)(p)
Commercial Services & Supplies — 1.0%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.502%	1/31/31	4,488,637	4,180,963 (g)(o)(p)
Neptune Bidco US Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	9.179%	10/11/28	3,910,000	3,729,162 (g)(o)(p)
Total Commercial Services & Supplies				7,910,125

Total Industrials				12,015,358
Information Technology — 3.4%
Communications Equipment — 0.3%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.663%	7/31/29	2,556,046	2,502,688 (g)(o)(p)
Software — 2.2%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.163%	2/19/29	5,000,000	4,562,500 (g)(o)(p)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	11.318%	7/27/28	377,438	310,546 (g)(o)(p)
Planview Parent Inc., 2024 Incremental Term Loan B (3 mo. Term SOFR + 3.500%)	7.502%	12/17/27	4,100,742	4,046,920 (g)(o)(p)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	8.026%	4/16/32	3,500,000	3,443,125 (g)(o)(p)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	4,129,650	4,291,140 (o)(p)
Total Software				16,654,231
Technology Hardware, Storage & Peripherals — 0.9%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.622%	6/16/26	7,279,047	7,084,915 (g)(o)(p)

Total Information Technology				26,241,834
Materials — 0.9%
Chemicals — 0.9%
Natgasoline LLC, Term Loan B (3 mo. Term SOFR + 5.500%)	9.502%	3/29/30	2,468,750	2,504,757 (g)(o)(p)
Plastics Management LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.000%)	9.002%	8/3/27	4,805,749	4,828,182 (g)(o)(p)

Total Materials				7,332,939
Total Senior Loans (Cost — $127,983,639)				121,008,988
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 6.4%
Angola — 0.5%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	3,500,000	$3,352,143 (a)(j)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	620,000	520,840 (k)
Total Angola				3,872,983
Argentina — 0.7%
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	3,400,170	3,385,345 (a)
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	1,333,400	1,327,587 (k)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	1,083,355	1,096,897 (a)
Total Argentina				5,809,829
Bahamas — 0.4%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	3,000,000	3,244,680 (a)
Brazil — 0.5%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	1,209,000 BRL	219,341
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	21,052,000 BRL	3,462,520
Total Brazil				3,681,861
Dominican Republic — 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	430,000	422,303 (k)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,750,000	2,633,950 (j)(k)
Total Dominican Republic				3,056,253
Ecuador — 0.3%
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	1,000,000	748,750 (k)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	2,500,000	1,653,125 (a)
Total Ecuador				2,401,875
Egypt — 0.1%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	700,000	676,382 (k)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	440,000	481,250 (a)
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	900,000	976,500 (a)
Total El Salvador				1,457,750
Ethiopia — 0.1%

Ethiopia International Bond, Senior Notes	6.625%	12/11/25	560,000	538,527
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	15,520	15,016 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	234,740	229,121 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	337,560	285,350 (a)
Total Ghana				529,487
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	2,040,000	2,123,948 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	1,000,000	1,045,439 (a)
Total Ivory Coast				3,169,387
Jamaica — 0.1%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	82,000,000 JMD	537,683
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Kenya — 0.4%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	3,200,000	$2,826,666 (a)(j)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	550,000	485,833 (k)
Total Kenya				3,312,499
Mexico — 0.6%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,150,000	1,168,182 (a)(b)
Mexican Bonos, Bonds	5.750%	3/5/26	40,930,000 MXN	2,215,815
Mexican Bonos, Senior Notes	8.500%	5/31/29	23,320,000 MXN	1,290,321
Total Mexico				4,674,318
Mozambique — 0.1%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	460,000	411,251 (k)
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	940,000	930,541 (k)
Romania — 0.1%

Romanian Government International Bond, Senior Notes	7.500%	2/10/37	850,000	914,059 (a)
Senegal — 0.0%††

Senegal Government International Bond, Senior Notes	6.250%	5/23/33	550,000	399,777 (k)
Sri Lanka — 0.0%††
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	55,179	52,931 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	59,046	55,430 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	115,818	99,551 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	78,204	57,333 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	54,275	48,164 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	108,597	97,036 (a)
Total Sri Lanka				410,445
Supranational — 0.7%

International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	227,000,000 UYU	5,633,771
Turkey — 0.4%

Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	3,200,000	3,224,376 (a)(j)
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	59,069	31,274 (k)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	220,732	92,348 (k)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	216,271	122,013 (k)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	186,534	91,243 (k)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	378,474	209,567 (k)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	155,445	76,037 (k)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	486,610	$266,140 (k)
Total Ukraine				888,622
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	590,000	543,309 (k)

Total Sovereign Bonds (Cost — $48,884,872)				50,319,665
Convertible Bonds & Notes — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	2,000,000	1,970,000
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	3,010,000	3,010,001

Total Financials				4,980,001
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	70,334	3,165 (k)

Total Convertible Bonds & Notes (Cost — $4,884,269)				4,983,166
			Shares
Preferred Stocks — 0.5%
Financials — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.981%		77,758	1,796,210 (g)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.583%		76,957	1,836,963 (g)

Total Preferred Stocks (Cost — $3,696,399)				3,633,173

Common Stocks — 0.1%
Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			21,540	589,334 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			977	371 *(h)(r)
Spirit Aviation Holdings Inc.			168,247	63,934 *

Total Industrials				64,305
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			196,741	2,908 *(h)

Total Common Stocks (Cost — $3,320,599)				656,547
	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $101,744)	3.400%	5/16/45	3,937,092 UYU	100,983
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security			Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $1,455,203)			3/12/30	119,540	$45,425 *(h)(r)
	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.223CNY (Cost — $11,948)	BNP Paribas SA	10/27/25	4,120,000	4,120,000	158
Total Investments before Short-Term Investments (Cost — $1,160,618,158)					1,110,901,178
		Rate		Shares
Short-Term Investments — 4.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $34,347,273)		4.101%		34,347,273	34,347,273 (s)(t)
Total Investments — 146.4% (Cost — $1,194,965,431)					1,145,248,451
Liabilities in Excess of Other Assets — (46.4)%					(363,159,098)
Total Net Assets — 100.0%					$782,089,353

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	The coupon payment on this security is currently in default as of September 30, 2025.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(k)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(l)	The maturity principal is currently in default as of September 30, 2025.
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Rate shown is the current yield based on income received over the trailing twelve months.
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	All or a portion of this loan has not settled as of September 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(r)	Restricted security (Note 3).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $34,347,273 and the cost was $34,347,273 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
GBP	—	British Pound
IO	—	Interest Only
JMD	—	Jamaican Dollar
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
At September 30, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	4.750%	9/22/2025	TBD***	$13,999,192	Corporate Bonds & Notes Sovereign Bonds Cash	$2,069,114 12,263,704 3,930,000
				$13,999,192		$18,262,818

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of September 30, 2025.

At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-Bund	33	12/25	$4,957,297	$4,981,271	$23,974
U.S. Treasury 5-Year Notes	3	12/25	328,458	327,586	(872)
U.S. Treasury 10-Year Notes	1,086	12/25	121,621,431	122,175,000	553,569
U.S. Treasury Long-Term Bonds	284	12/25	32,438,038	33,112,625	674,587
U.S. Treasury Ultra 10-Year Notes	170	12/25	19,359,044	19,563,282	204,238
					1,455,496
Contracts to Sell:
3-Month SOFR	67	3/27	16,223,072	16,231,588	(8,516)
U.S. Treasury 2-Year Notes	437	12/25	91,025,990	91,070,117	(44,127)
U.S. Treasury Ultra Long-Term Bonds	169	12/25	19,825,780	20,290,563	(464,783)
					(517,426)
Net unrealized appreciation on open futures contracts					$938,070

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,149,044	USD	216,043	Goldman Sachs Group Inc.	10/2/25	$(254)
USD	216,182	BRL	1,149,044	Goldman Sachs Group Inc.	10/2/25	394
BRL	11,720,000	USD	2,203,587	JPMorgan Chase & Co.	10/2/25	(2,592)
BRL	12,869,044	USD	2,418,993	JPMorgan Chase & Co.	10/2/25	(2,210)
USD	2,141,656	BRL	11,720,000	JPMorgan Chase & Co.	10/2/25	(59,339)
USD	2,419,630	BRL	12,869,044	JPMorgan Chase & Co.	10/2/25	2,846
USD	2,969,309	CNH	21,143,557	Bank of America N.A.	10/16/25	(402)
CNH	3,649,000	USD	513,793	BNP Paribas SA	10/16/25	(1,275)
CNH	5,950,000	USD	829,906	BNP Paribas SA	10/16/25	5,799
CNH	7,890,000	USD	1,103,847	BNP Paribas SA	10/16/25	4,340
CNH	8,310,000	USD	1,159,040	BNP Paribas SA	10/16/25	8,138
USD	1,227,077	CAD	1,665,003	Citibank N.A.	10/16/25	29,734
GBP	660,000	USD	879,309	Goldman Sachs Group Inc.	10/16/25	8,407
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	720,000	USD	960,295	Goldman Sachs Group Inc.	10/16/25	$8,123
JPY	830,904,000	USD	5,724,589	Goldman Sachs Group Inc.	10/16/25	(96,082)
USD	671,170	EUR	570,000	Goldman Sachs Group Inc.	10/16/25	1,293
USD	12,573,371	GBP	9,207,416	Goldman Sachs Group Inc.	10/16/25	189,171
USD	191,382	JPY	28,085,175	Goldman Sachs Group Inc.	10/16/25	1,134
USD	557,665	JPY	81,579,480	Goldman Sachs Group Inc.	10/16/25	5,049
USD	983,341	JPY	144,150,000	Goldman Sachs Group Inc.	10/16/25	6,875
AUD	9,701,978	USD	6,331,026	JPMorgan Chase & Co.	10/16/25	90,313
EUR	250,000	USD	289,500	JPMorgan Chase & Co.	10/16/25	4,305
EUR	670,000	USD	769,304	JPMorgan Chase & Co.	10/16/25	18,095
EUR	700,000	USD	807,393	JPMorgan Chase & Co.	10/16/25	15,262
EUR	1,120,000	USD	1,298,825	JPMorgan Chase & Co.	10/16/25	17,424
EUR	1,420,400	USD	1,678,670	JPMorgan Chase & Co.	10/16/25	(9,385)
USD	178,747	AUD	273,045	JPMorgan Chase & Co.	10/16/25	(1,970)
USD	756,913	AUD	1,133,981	JPMorgan Chase & Co.	10/16/25	6,377
USD	774,527	AUD	1,173,936	JPMorgan Chase & Co.	10/16/25	(2,453)
USD	872,904	AUD	1,310,000	JPMorgan Chase & Co.	10/16/25	5,869
USD	746,193	EUR	630,000	JPMorgan Chase & Co.	10/16/25	5,803
USD	788,534	EUR	669,836	JPMorgan Chase & Co.	10/16/25	1,329
USD	801,516	EUR	676,051	JPMorgan Chase & Co.	10/16/25	7,006
USD	872,769	EUR	750,000	JPMorgan Chase & Co.	10/16/25	(8,647)
USD	1,555,443	EUR	1,325,628	JPMorgan Chase & Co.	10/16/25	(2,464)
EUR	2,320,000	USD	2,723,570	Morgan Stanley & Co. Inc.	10/16/25	2,945
USD	346,634	MXN	6,367,000	Morgan Stanley & Co. Inc.	10/16/25	(431)
USD	4,846,873	MXN	91,545,568	Morgan Stanley & Co. Inc.	10/16/25	(143,284)
USD	2,400,359	BRL	12,869,044	JPMorgan Chase & Co.	11/4/25	3,325
Net unrealized appreciation on open forward foreign currency contracts						$118,568

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	137,545,000BRL	1/2/26	BRL-CDI**	11.035%**	$(716,534)	—	$(716,534)
JPMorgan Chase & Co.	63,990,000BRL	1/2/29	BRL-CDI**	10.230%**	(1,078,962)	—	(1,078,962)
Total					$(1,795,496)	—	$(1,795,496)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Diversified Income Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	21,266,000	5/31/32	3.490% annually	Daily SOFR Compound annually	$(30,137)	$61,158	$(91,295)
	173,910,000MXN	11/10/34	28-Day MXN TIIE - Banxico every 28 days	8.885% every 28 days	759,469	—	759,469
Total					$729,332	$61,158	$668,174

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,290,000	12/20/29	5.550%	5.000% quarterly	$(24,204)	$49,589	$(73,793)
Caesars Entertainment Inc., 4.625%, due 10/15/29	1,123,000	6/20/30	2.469%	5.000% quarterly	117,121	116,917	204
Nabors Industries Inc., 9.125%, due 1/31/30	604,000	6/20/29	4.375%	1.000% quarterly	(66,544)	(81,912)	15,368
Total	$3,017,000				$26,373	$84,594	$(58,221)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MGM Resorts International, 4.750%, due 10/15/28	$1,123,000	6/20/30	1.780%	5.000% quarterly	$(152,165)	$(143,033)	$(9,132)
Transocean Inc., 8.000%, due 2/1/27	604,000	6/20/29	3.669%	1.000% quarterly	53,150	51,237	1,913
Total	$1,727,000				$(99,015)	$(91,796)	$(7,219)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$3,310,100	12/20/30	5.000% quarterly	$(255,644)	$(252,641)	$(3,003)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$4,685,000	10/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$197,195	—	$197,195

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	7.861%
BRL-CDI	14.900%
Daily SOFR Compound	4.240%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Diversified Income Fund (the “Fund”) was organized in Maryland on July 27, 2020 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees (the “Board”) has authorized the issuance of an unlimited number of common shares of beneficial interest, $0.001 par value per share (the “Common Shares”). The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. The Fund expects to dissolve on or about June 24, 2033 (the “Dissolution Date”); provided that the Board may, without shareholder approval, extend the Dissolution Date for up to two years. As of a date within the 6-18 months preceding the Dissolution Date, the Board may cause the Fund to conduct a tender offer to all shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (the “Eligible Tender Offer”). The Board has established that the Fund must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the payment for properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased and the Fund will dissolve as scheduled. If an Eligible Tender Offer is conducted and the payment for properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence. Upon its dissolution, it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Diversified Income Fund 2025 Quarterly Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$86,378,426	$4,407,209	$90,785,635
Industrials	—	88,763,640	4,629,147	93,392,787
Other Corporate Bonds & Notes	—	381,434,512	—	381,434,512
Collateralized Mortgage Obligations	—	186,933,647	—	186,933,647
Asset-Backed Securities	—	177,606,492	—	177,606,492
Senior Loans:
Consumer Discretionary	—	22,601,896	134,640	22,736,536
Financials	—	18,122,200	3,324,649	21,446,849
Other Senior Loans	—	76,825,603	—	76,825,603
Sovereign Bonds	—	50,319,665	—	50,319,665
Convertible Bonds & Notes	—	4,983,166	—	4,983,166
Preferred Stocks	$3,633,173	—	—	3,633,173
Common Stocks:
Consumer Discretionary	589,334	—	—	589,334
Industrials	63,934	371	—	64,305
Real Estate	—	2,908	—	2,908
Non-U.S. Treasury Inflation Protected Securities	—	100,983	—	100,983

Western Asset Diversified Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	$45,425	—	$45,425
Purchased Options	—	158	—	158
Total Long-Term Investments	$4,286,441	1,094,119,092	$12,495,645	1,110,901,178
Short-Term Investments†	34,347,273	—	—	34,347,273
Total Investments	$38,633,714	$1,094,119,092	$12,495,645	$1,145,248,451
Other Financial Instruments:
Futures Contracts††	$1,456,368	—	—	$1,456,368
Forward Foreign Currency Contracts††	—	$449,356	—	449,356
Centrally Cleared Interest Rate Swaps††	—	759,469	—	759,469
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	15,572	—	15,572
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	1,913	—	1,913
OTC Total Return Swaps	—	197,195	—	197,195
Total Other Financial Instruments	$1,456,368	$1,423,505	—	$2,879,873
Total	$40,090,082	$1,095,542,597	$12,495,645	$1,148,128,324
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$518,298	—	—	$518,298
Forward Foreign Currency Contracts††	—	$330,788	—	330,788
OTC Interest Rate Swaps	—	1,795,496	—	1,795,496
Centrally Cleared Interest Rate Swaps††	—	91,295	—	91,295
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	73,793	—	73,793
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	9,132	—	9,132
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	3,003	—	3,003
Total	$518,298	$2,303,507	—	$2,821,805

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$1,259,203	$6,450	—	$(6,450)	$3,148,006
Industrials	4,733,449	—	—	83,198	—
Asset-Backed Securities	1,816,000	960	—	30,381	—
Senior Loans:
Consumer Discretionary	1,675,318	243	—	(981,010)	1,808,765

Western Asset Diversified Income Fund 2025 Quarterly Report

Investments in Securities	Balance as of December 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Financials	—	$(3,650)	$(163)	$20,476	—
Health Care	$93,732	—	(328,026)	322,852	$12,208
Industrials	2,637,283	14,003	62,619	(83,199)	1
Information Technology	8,027,276	40,983	(5,624)	472,141	191,226
Total	$20,242,261	$58,989	$(271,194)	$(141,611)	$5,160,206

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of September 30, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$4,407,209	$(6,450)
Industrials	$(187,500)	—	—	4,629,147	83,198
Asset-Backed Securities	—	—	$(1,847,341)	—	—
Senior Loans:
Consumer Discretionary	(2,368,676)	—	—	134,640	(1,660,559)
Financials	(32,407)	$3,340,393	—	3,324,649	20,476
Health Care	(100,766)	—	—	—	—
Industrials	(2,630,707)	—	—	—	—
Information Technology	(4,163,502)	—	(4,562,500)	—	—
Total	$(9,483,558)	$3,340,393	$(6,409,841)	$12,495,645	$(1,563,335)

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$43,613,536	$204,629,473	204,629,473	$213,895,736	213,895,736

Western Asset Diversified Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,142,983	—	$34,347,273
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 9/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	977	3/25	$11,893	$371	$0.38	0.00%(a)
Spirit Airlines LLC, Warrants	119,540	3/25	1,455,203	45,425	0.38	0.01%
			$1,467,096	$45,796		0.01%

(a)	Amount represents less than 0.005%.

Western Asset Diversified Income Fund 2025 Quarterly Report